14. DISCONTINUED OPERATIONS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 13,791	$ 406,867	$ 392,702	$ 392,702
Restricted cash	1,125
Total current assets	313,430	651,153
Other assets
Total other assets	3,193,575	675,919
Total assets	3,570,205	1,327,072
CURRENT LIABILITIES
Deferred revenue	103,129
Total current liabilities	12,031,849	1,134,778
TOTAL LIABILITIES	12,256,617	1,134,778
Interior design business
CURRENT ASSETS
Cash		11,796
Restricted cash	112,836
Accounts receivable, net		5,393
Refundable income taxes		237,077
Inventory		1,816
Total current assets	112,836	256,082
Other assets
Escrow account		174,965
Deposits		954
Total other assets		175,919
Total assets	112,836	432,001
CURRENT LIABILITIES
Accounts payable and accrued expenses	5,654	5,904
Deferred revenue		5,623
Accrued legal settlements
Total current liabilities	5,654	11,527
TOTAL LIABILITIES	5,654	11,527
Timeshare and health care provider business
CURRENT ASSETS
Cash	73	9,443
Restricted cash
Accounts receivable, net
Refundable income taxes
Inventory
Total current assets	73	9,443
Other assets
Escrow account
Deposits
Total other assets
Total assets	73	9,443
CURRENT LIABILITIES
Accounts payable and accrued expenses
Deferred revenue
Accrued legal settlements	75,000	94,294
Total current liabilities	75,000	94,294
TOTAL LIABILITIES	75,000	94,294
Total Discontinued Operations
CURRENT ASSETS
Cash	73	21,239
Restricted cash	112,836
Accounts receivable, net		5,393
Refundable income taxes		237,077
Inventory		1,816
Total current assets	112,909	265,525
Other assets
Escrow account		174,965
Deposits		954
Total other assets		175,919
Total assets	112,909	441,444
CURRENT LIABILITIES
Accounts payable and accrued expenses	5,654	5,904
Deferred revenue		5,623
Accrued legal settlements	75,000	94,294
Total current liabilities	80,654	105,821
TOTAL LIABILITIES	$ 80,654	$ 105,821